UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-21943
Investment Company Act file number

Cantor Opportunistic Alternatives Fund, LLC
(Exact name of registrant as specified in charter)

110 East 59th Street, New York, NY 10022
(Address of principal executive offices) (Zip code)

John Trammell
110 East 59th Street, New York, NY 10022
(Name and address of agent for service)

212-915-1811
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2012

Item 1. Schedule of Investments.

Cantor Opportunistic Alternatives Fund, LLC
Schedule of Investments
June 30, 2012
(Unaudited)

			Fair Value	Frequency of
	Shares	Cost	(in US Dollars)	Redemptions
INVESTMENTS IN NON U.S. INVESTMENT COMPANIES - 12.12%(a)(e)

Long Short Equity - General - 12.12%(a)
Pelham Long/Short Fund Ltd - Class A (Bermuda)	7,545.619	946,077	930,195	Monthly
Sprott Offshore Fund, Ltd. (Cayman Islands)	514.438	266,276	215,861	Monthly
Zebedee Focus Fund Limited (Cayman Islands)	4,104.214	563,201	664,109	Monthly
TOTAL INVESTMENTS IN NON U.S. INVESTMENT COMPANIES		1,775,554	1,810,165

INVESTMENTS IN U.S. INVESTMENT COMPANIES - 48.15%(a)(e)
Dedicated Short Bias - Short Equity - 2.12%(a)
Dialectic Antithesis Partners, LP		330,303	316,403	Quarterly
Event Driven - Distressed - 12.54%(a)
Stone Lion Fund L.P.		1,435,200	1,641,373	Quarterly
Xaraf Capital, LP		248,298	230,668	Quarterly
		1,683,498	1,872,041
Long Short Equity - General - 7.04%(a)
Lafitte Fund I LP		716,522	1,008,254	Quarterly
Oak Street Capital Fund, L.P.		40,745	43,580	Quarterly
		757,267	1,051,834
Long Short Equity - Sector - 26.45%(a)
CCI Technology Partners, L.P.(b)		1,037,123	1,188,787	Quarterly
Echo Street Capital Partners, LP(c)		1,222,497	1,394,954	Quarterly
Shannon River Partners II LP - Class A		1,076,679	1,366,601	Quarterly
		3,336,299	3,950,342
TOTAL INVESTMENTS IN U.S. INVESTMENT COMPANIES		6,107,367	7,190,620

SHORT TERM INVESTMENT - 33.36%(a)
State Street Institutional Investment Trust - Class I, 0.00%(d)	4,981,233	4,981,233	4,981,233

TOTAL SHORT TERM INVESTMENTS		4,981,233	4,981,233

TOTAL INVESTMENTS - 93.63%(a)		$12,864,154	13,982,018
Assets in Excess of Other Liabilities- 6.37%(a)			951,981
TOTAL NET ASSETS - 100.00%(a)			$14,933,999

Footnotes
a Percentages are stated as a percent of net assets.
b Fair value of $458,494 is subject to 12-month lockup period by CCI Technology Partners, L.P., which expires July, 2012.
c Fair value of $570,535 is subject to 12-month lockup period by Echo Street Capital Partners, LP.
Lockups relating to $342,321, and $228,214 expire in July, 2012 and May, 2013, respectively.
d Rate indicated is the current yield as of June 30, 2012.
e Investments in investment companies are generally non-income producing.

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows*:

Cost of Investments	$16,383,130
Gross unrealized appreciation	1,215,691
Gross unrealized depreciation	(3,616,803)
Net unrealized depreciation	$(2,401,112)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Fair Value of Financial Instruments

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012;

	Fair Value Measurements at Reporting Date Using
	Quoted Prices in
	Active markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments
Non U.S. Investment Companies	$-	$1,810,165	$-	$1,810,165
U.S. Investment Companies	-	7,190,620	-	7,190,620
Short Term Investments	4,981,233	-	-	4,981,233
Total Investments	$4,981,233	$9,000,785	$-	$13,982,018

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short term investments that are sweep investments for cash balances in the Fund at June 30, 2012.

During the period ended June 30, 2012, there were no transfers between Levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Cantor Opportunistic Alternatives Fund, LLC

By (Signature and Title)   /s/ John Trammell
                                                   John Trammell, President

Date  August 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ John Trammell
                                                   John Trammell, President

Date  August 24, 2012

By (Signature and Title)   /s/ Marlena Kaplan
                                                   Marlena Kaplan, Secretary and Treasurer

Date  August 24, 2012